UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2012

Date of reporting period:  February 29, 2012

Item 1. Reports to Stockholders.

Semi-Annual Report

Morgan Dempsey Small/Micro
Cap Value Fund (MITYX)

February 29, 2012

Investment Adviser

Morgan Dempsey Capital Management, LLC
309 North Water Street
Suite 510
Milwaukee, Wisconsin 53202

Phone: 877-642-7227

Table of Contents

LETTER TO SHAREHOLDERS	3

EXPENSE EXAMPLE	5

INVESTMENT HIGHLIGHTS	7

SCHEDULE OF INVESTMENTS	9

STATEMENT OF ASSETS AND LIABILITIES	13

STATEMENT OF OPERATIONS	14

STATEMENT OF CHANGES IN NET ASSETS	15

FINANCIAL HIGHLIGHTS	16

NOTES TO FINANCIAL STATEMENTS	17

NOTICE OF PRIVACY POLICY & PRACTICES	23

ADDITIONAL INFORMATION	24

Dear Shareholders,

The past 6 months of our management of the Morgan Dempsey Small/Micro Cap Value Fund (the “Fund”) has seen a downturn in the equity markets during the latter part of 2011, followed in the first 2 months of 2012 by a reflation of animal spirits and a greater risk appetite and speculation.  The Fund specifically, which holds 22% industrial sector stocks in a theme we call “The Resurgence of American Iron”, has been aided throughout the period by falling natural gas prices and rising labor rates in China.

Risk to the economic landscape in the U.S.

•
Federal Spending and Debt: Federal spending and debt have continued to plague the economy along with bureaucratic regulation growth, and together pose the greatest risk to the economy and the equity markets.

•
Unemployment:  While the unemployment rate has improved, falling below 9%, we continue to see unemployment, underemployment, and search abandonment as too high, and a barometer of the uncertain recovery.

Potential Opportunities

We will be looking for more sound economic and regulatory policy out of Washington at the end of the upcoming election cycle.  Until then, we see continued opportunity in our industrial sector holdings, which again has been aided by the rising labor rates in China and low natural gas prices.  We also see an opportunity to harvest the recent gains in our largest holdings, and a redeploying of those gains into smaller positions within the portfolio.

Issue specific

As of February 29th, 2012, issue specific performance that has aided the performance of the Fund year to date 2012 have been led by: Sturm Ruger & Company up +24.86 and Granite Construction, Inc. up +21.21.  An issue of note that has hurt the performance of the Fund is J&J Snack Foods, down -5.71 year to date 2012.

Mid Year Perspective

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Fund performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 877-642-7227.  The Fund imposes a 2.00% redemption fee on shares held less than 90 days.  Performance data does not reflect the redemption fee.  If it had, the Fund’s returns would be reduced.

2011 demonstrated the defensive nature of the Fund, down -1.46% for the one year ended December 31st 2011 vs. the Russell 2000 Value Index which was down -5.50% for the calendar year, and the Russell Microcap Value Index which ended the calendar year down -10.34%.  The first 2 months of 2012 have demonstrated the under performance of the Fund, up +6.42% vs. the Russell 2000 Value Index, up +8.23%, and the Russell Microcap Value Index up +9.87%, which can be typical during periods of speculation when markets rise sharply.  For the one year ended February 29, 2012 the Fund had a return of 0.93% beating the Russell 2000 Value Index and the Russell Microcap Value Index which had negative returns of -2.72% and -6.02%, respectively.  Since the inception of the Fund on

December 31, 2010 the Fund has returned 4.17% compared to the Russell 2000 Value Index return of 1.96% and the Russell Microcap Value Index return of -1.78%.

The Fund’s  gross expense is 24.09%.  The net expense ratio including acquired fund fees and expenses is 1.31%.  Pursuant to an operating expense limitation agreement between the Advisor and the Fund, the Advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total annual operating expenses (exclusive generally of interest and tax expenses, brokerage commissions, extraordinary and non-recurring expenses and acquired fund fees and expenses and dividends on short positions) do not exceed 1.30% of the Fund’s average net assets through December 31, 2013.

Moving forward, we see many similarities in early 2012 to the first months of 2011, and believe the defensive characteristics of the Fund, with our emphasis on “Fortress Balance Sheets” and “Founder Owner Operator” should aid us in both our relative and absolute performance for the remainder of the Fund year.

Past performance is not a guarantee of future results.

The information provided herein represents the opinion of Morgan Dempsey Capital Management, LLC and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Investment performance reflects fee waivers in effect.  In the absence of such waivers, total return would be reduced.

Mutual fund investing involves risk.  Principal loss is possible.  Investments in small and micro cap companies involve additional risks such as limited liquidity and greater volatility.

Fund holdings and sector allocations are subject to change at any time and should not be considered recommendations to buy or sell any security.  Please refer to the Schedule of Investments in this report for a complete list of fund holdings.

The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.  The Russell Microcap Value Index measures the performance of the microcap value segment of the U.S. Equity market.  It includes those Russell Microcap Index companies with lower price-to-book ratios and lower forecasted growth values.  You cannot invest directly in an index.

The Morgan Dempsey Small/Micro Cap Value Fund is distributed by Quasar Distributors, LLC.

MORGAN DEMPSEY SMALL/MICRO CAP VALUE FUND
Expense Example
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (9/1/11 – 2/29/12).

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. Although the Fund charges no load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent. You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem your shares of the Fund within 90 days of purchase. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of exchange-traded funds or other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example. The example includes, but is not limited to, management fees, fund administration and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

MORGAN DEMPSEY SMALL/MICRO CAP VALUE FUND
Expense Example (Continued)
(Unaudited)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	9/1/11	2/29/12	9/1/11 – 2/29/12*
Actual	$1,000.00	$1,090.10	$8.99
Hypothetical (5% return
before expenses)	$1,000.00	$1,016.26	$8.67

*	Expenses are equal to the Fund’s annualized expense ratio of 1.73%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

MORGAN DEMPSEY SMALL/MICRO CAP VALUE FUND
Investment Highlights
(Unaudited)

The investment objective of the Fund is long-term capital appreciation. To achieve its investment objective, the Fund invests in companies with micro- and small-size market capitalizations (“micro-cap” and “small-cap” companies).  The Fund currently defines micro-cap companies as companies with market capitalizations between $30 million and $500 million and small-cap companies as companies with market capitalizations between $500 million and $3 billion.  Under normal market conditions, at least 80% of the Fund’s net assets, plus the amount of any borrowings for investment purposes, will be invested in common stocks and other equity securities of micro-cap and small-cap companies.  The Fund’s allocation of portfolio holdings as of February 29, 2012 is shown below.

Allocation of Portfolio Holdings
(% of Investments)

Continued

MORGAN DEMPSEY SMALL/MICRO CAP VALUE FUND
Investment Highlights (Continued)
(Unaudited)

Total Returns as of February 29, 2012

		Annualized
			Since Inception
	Six Months	One Year	(12/31/10)
Morgan Dempsey
Small/Micro Cap Value Fund	9.01%	0.93%	4.17%
Russell 2000 Value Index	11.81%	(2.72)%	1.96%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 877-642-7227. The Fund imposes a 2.00% redemption fee on shares held less than ninety days.  Performance quoted does not reflect the redemption fee.  If reflected, total returns would be reduced.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date. The graph does not reflect any future performance.

The Russell 2000 Value Index is an unmanaged index of those Russell 2000 companies chosen for their value orientation.

One cannot invest directly in an index.

*	Inception Date

MORGAN DEMPSEY SMALL/MICRO CAP VALUE FUND

Schedule of Investments

February 29, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS – 98.89%

Accommodation – 1.69%
Marcus Corp.	1,655	$19,943
Monarch Casino & Resort, Inc. (a)	2,050	21,484
		41,427
Animal Production – 1.51%
Cal-Maine Foods, Inc.	960	36,960

Chemical Manufacturing – 7.30%
Aptargroup, Inc.	2,140	112,949
Balchem Corp.	570	15,533
KMG Chemicals, Inc.	1,575	27,326
Stepan Co.	155	13,552
Zep, Inc.	635	9,633
		178,993
Clothing and Clothing Accessories Stores – 6.61%
Buckle, Inc.	200	8,984
JOS A Bank Clothiers, Inc. (a)	2,975	153,183
		162,167
Computer and Electronic Product Manufacturing – 8.26%
Atrion Corp.	90	18,540
Badger Meter, Inc.	405	13,029
Bio-Rad Laboratories, Inc. (a)	140	14,269
Cabot Microelectronics Corp. (a)	495	24,874
Cubic Corp.	690	32,982
Espey Manufacturing & Electronics Corp.	655	16,008
Koss Corp.	1,880	10,471
Lakeland Industries, Inc. (a)	3,400	33,830
LSI Industries, Inc.	1,415	9,778
MKS Instruments, Inc.	960	28,752
		202,533
Credit Intermediation and Related Activities – 0.97%
First of Long Island Corp.	655	16,991
Orrstown Financial Services, Inc.	790	6,833
		23,824
Electrical Equipment, Appliance,
and Component Manufacturing – 3.75%
National Presto Industries, Inc.	750	64,942
Powell Industries, Inc. (a)	825	27,052
		91,994

The accompanying notes are an integral part of these financial statements.

MORGAN DEMPSEY SMALL/MICRO CAP VALUE FUND

Schedule of Investments (Continued)

February 29, 2012 (Unaudited)
	Shares	Value
Fabricated Metal Product Manufacturing – 8.56%
CPI Aerostructures, Inc. (a)	1,550	$22,552
Lincoln Electronic Holdings, Inc.	330	15,243
LS Starrett Co.	745	9,350
Sturm Ruger & Co., Inc.	3,145	131,398
Synalloy Corp.	2,490	31,499
		210,042
Food and Beverage Stores – 3.60%
Ruddick Corp.	1,255	51,405
Weis Markets, Inc.	860	36,859
		88,264
Food Manufacturing – 6.94%
Flowers Foods, Inc.	2,312	44,252
J & J Snack Foods Corp.	1,915	96,075
Sanderson Farms, Inc.	475	23,370
Tootsie Roll Industries, Inc.	276	6,417
		170,114
Heavy and Civil Engineering Construction – 5.26%
Granite Construction, Inc.	4,515	129,129

Insurance Carriers and Related Activities – 1.02%
Erie Indemnity Co.	330	25,116

Leather and Allied Product Manufacturing – 0.78%
Lacrosse Footwear, Inc.	1,505	19,249

Machinery Manufacturing – 14.73%
Columbus McKinnon Corp. (a)	545	9,074
Dril-Quip, Inc. (a)	555	38,844
Gorman-Rupp Co.	3,603	104,019
Graham Corp.	1,120	26,130
Gulf Island Fabrication, Inc.	1,890	55,396
Gulfmark Offshore, Inc. (a)	600	30,144
Hardinge, Inc.	1,050	10,321
Key Technology, Inc. (a)	750	10,410
Lufkin Industries, Inc.	350	27,874
Mfri, Inc. (a)	2,410	19,569
SIFCO Industries, Inc.	1,530	29,667
		361,448

The accompanying notes are an integral part of these financial statements.

MORGAN DEMPSEY SMALL/MICRO CAP VALUE FUND

Schedule of Investments (Continued)

February 29, 2012 (Unaudited)

	Shares	Value
Management of Companies and Enterprises – 0.41%
Bar Harbor Bankshares	330	$10,082

Merchant Wholesalers, Nondurable Goods – 1.13%
Hawkins, Inc.	715	27,706

Miscellaneous Manufacturing – 8.52%
ICU Medical, Inc. (a)	475	21,793
Johnson Outdoors, Inc. (a)	2,005	32,962
Merit Medical Systems, Inc. (a)	2,142	26,818
Mine Safety Appliances Co.	940	34,648
Oil-Dri Corp. of America	780	16,216
Utah Medical Products, Inc.	2,515	76,582
		209,019
Nonmetallic Mineral Product Manufacturing – 2.08%
Apogee Enterprises, Inc.	1,925	25,545
Eagle Materials, Inc.	815	25,575
		51,120
Oil and Gas Extraction – 3.79%
Unit Corp. (a)	1,955	92,999

Plastics and Rubber Products Manufacturing – 1.26%
Span-America Medical Systems, Inc.	1,855	30,793

Securities, Commodity Contracts, and Other
Financial Investments and Related Activities – 0.73%
KBW, Inc.	440	7,273
Knight Capital Group, Inc. (a)	545	7,221
Value Line, Inc.	295	3,384
		17,878
Sporting Goods, Hobby, Book, and Music Stores – 0.74%
Cabela’s, Inc. (a)	510	18,095

Support Activities for Mining – 1.43%
Dawson Geophysical Co. (a)	450	17,051
RPC, Inc.	1,130	18,091
		35,142

The accompanying notes are an integral part of these financial statements.

MORGAN DEMPSEY SMALL/MICRO CAP VALUE FUND

Schedule of Investments (Continued)

February 29, 2012 (Unaudited)

	Shares	Value
Transportation Equipment Manufacturing – 5.42%
Astec Industries, Inc. (a)	670	$25,427
LB Foster Co.	2,025	59,636
Sun Hydraulics Corp.	1,455	47,811
		132,874
Truck Transportation – 1.45%
Marten Transport Ltd.	715	14,922
Werner Enterprises, Inc.	850	20,587
		35,509
Water Transportation – 0.95%
Kirby Corp. (a)	340	23,331
TOTAL COMMON STOCKS (Cost $2,269,782)		2,425,808

SHORT-TERM INVESTMENTS – 4.52%
First American Prime Obligations Fund, 0.073% (b)	110,775	110,775
TOTAL SHORT-TERM INVESTMENTS (Cost $110,775)		110,775

TOTAL INVESTMENTS (Cost $2,380,557) – 103.41%		2,536,583
Liabilities in Excess of Other Assets – (3.41)%		(83,529)
TOTAL NET ASSETS – 100.00%		$2,453,054

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Variable rate security; the rate shown represents the rate at February 29, 2012.

The accompanying notes are an integral part of these financial statements.

MORGAN DEMPSEY SMALL/MICRO CAP VALUE FUND

Statement of Assets and Liabilities

  February 29, 2012 (Unaudited)

Assets
Investments, at value (cost $2,380,557)	$2,536,583
Dividends and interest receivable	6,126
Receivable from Adviser	9,610
Other assets	2,390
Total Assets	2,554,709

Liabilities
Payable for investments purchased	82,328
Payable to affiliates	16,264
Accrued expenses and other liabilities	3,063
Total Liabilities	101,655
Net Assets	$2,453,054

Net Assets Consist Of:
Paid-in capital	$2,293,956
Accumulated net investment income	1,343
Accumulated net realized gain on investments	1,729
Net unrealized appreciation on investments	156,026
Net Assets	$2,453,054

Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	234,720

Net asset value, redemption price and offering price per share(1)	$10.45

(1)	If applicable, redemption price per share may be reduced by a 2.00% redemption fee for shares redeemed within ninety days of purchase.

The accompanying notes are an integral part of these financial statements.

MORGAN DEMPSEY SMALL/MICRO CAP VALUE FUND

Statement of Operations

For the Six Months Ended February 29, 2012 (Unaudited)

Investment Income
Dividend income	$19,500
Interest income	10
Total Investment Income	19,510

Expenses
Administration fees	15,915
Transfer agent fees and expenses	12,216
Fund accounting fees	12,148
Advisory fees	11,557
Custody fees	9,445
Audit and tax fees	6,214
Legal fees	3,905
Chief Compliance Officer fees and expenses	3,596
Federal and state registration fees	2,942
Trustees’ fees and related expenses	2,627
Reports to shareholders	1,539
Other expenses	2,379
Total Expenses	84,483
Less waivers and reimbursement by Adviser (Note 4)	(66,316)
Net Expenses	18,167

Net Investment Income	1,343

Realized and Unrealized Gain (Loss) on Investments
Net realized gain from investments	4,783
Change in net unrealized appreciation from investments	223,099
Realized and Unrealized Gain on Investments	227,882
Net Increase in Net Assets from Operations	$229,225

The accompanying notes are an integral part of these financial statements.

MORGAN DEMPSEY SMALL/MICRO CAP VALUE FUND

Statement of Changes in Net Assets

	Six Months Ended
	February 29, 2012	Period Ended
	(Unaudited)	August 31, 2011(1)
From Operations
Net investment income (loss)	$1,343	$(2,866)
Net realized gain from investments	4,783	8,037
Change in net unrealized appreciation
(depreciation) from investments	223,099	(67,073)
Net increase (decrease) in net assets from operations	229,225	(61,902)

From Distributions
Net realized loss on investments	(8,225)	—
Net decrease in net assets resulting
from distributions paid	(8,225)	—

From Capital Share Transactions
Proceeds from shares sold	994,623	1,597,888
Net asset value of shares issued to shareholders
in payment of distributions declared	1,729	—
Costs for shares redeemed(2)	(287,036)	(13,248)
Net increase in net assets from
capital share transactions	709,316	1,584,640

Total Increase in Net Assets	930,316	1,522,738

Net Assets
Beginning of period	1,522,738	—
End of period	$2,453,054	$1,522,738

Accumulated Net Investment Income	$1,343	$—

(1)	The Fund commenced operations on December 31, 2010.
(2)	Net of redemption fees amounting to $3 and less than $1 for the periods ended February 29, 2012 and August 31, 2011, respectively.

The accompanying notes are an integral part of these financial statements.

MORGAN DEMPSEY SMALL/MICRO CAP VALUE FUND

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended
	February 29, 2012	Period Ended
	(Unaudited)	August 31, 2011(1)
Net Asset Value, Beginning of Period	$9.62	$10.00

Income from investment operations:
Net investment income (loss)(2)	0.01	(0.04)
Net realized and unrealized
gain (loss) on investments	0.86	(0.34)
Total from investment operations	0.87	(0.38)
Less distributions paid:
From net realized gain on investments	(0.04)	—
Total distributions paid	(0.04)	—
Paid-in capital from redemption fees (Note 2)(5)	0.00	0.00
Net Asset Value, End of Period	$10.45	$9.62

Total Return(3)	9.01%	(3.80)%

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$2,453	$1,523
Ratio of expenses to average net assets:
Before waiver and expense reimbursement(4)	8.04%	24.08%
After waiver and expense reimbursement(4)	1.73%	2.00%
Ratio of net investment income (loss)
to average net assets:
Before waiver and expense reimbursement(4)	(6.18)%	(22.69)%
After waiver and expense reimbursement(4)	0.13%	(0.61)%
Portfolio turnover rate(3)	11.67%	15.77%

(1)	The Fund commenced operations on December 31, 2010.
(2)	Per share net investment income (loss) has been calculated using the daily average shares outstanding method.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	Rounds to less than 0.5 cent per share.

The accompanying notes are an integral part of these financial statements.

MORGAN DEMPSEY SMALL/MICRO CAP VALUE FUND
Notes to Financial Statements
February 29, 2012 (Unaudited)

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001.  The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Morgan Dempsey Small/Micro Cap Value Fund (the “Fund”) represents a distinct diversified series with its own investment objective and policies within the Trust.  The investment objective of the Fund is long-term capital appreciation.  The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value.  The assets of the Fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.  The Fund became effective on April 30, 2010 and commenced operations on December 31, 2010.  Costs incurred by the Fund in connection with the organization and the initial public offering of shares were paid by Morgan Dempsey Capital Management, LLC (the “Adviser”)

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

(a)	Investment Valuation

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (a “Pricing Service”).  If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models.  Short-term debt securities such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost.  If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.  Any discount or premium is accreted or amortized on a straight-line basis until maturity.

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the

MORGAN DEMPSEY SMALL/MICRO CAP VALUE FUND
Notes to Financial Statements (Continued)
February 29, 2012 (Unaudited)

Trust’s Board of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair value.  The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.  ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments.  These inputs are summarized in the three broad levels listed below:

• Level 1 –	Quoted prices in active markets for identical securities.

• Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of February 29, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Equity
Common Stocks	$2,425,808	$—	$—	$2,425,808
Total Equity	2,425,808	—	—	2,425,808
Short-Term Investments	110,775	—	—	110,775
Total Investments
in Securities	$2,536,583	$—	$—	$2,536,583

During the period ended February 29, 2012, there were no transfers between levels for the Fund.  It is the Fund’s policy to record transfers as of the end of the reporting period. The Fund held no Level 3 securities during the period ended February 29, 2012.

The Fund did not hold any financial derivative instruments during the reporting period.

MORGAN DEMPSEY SMALL/MICRO CAP VALUE FUND
Notes to Financial Statements (Continued)
February 29, 2012 (Unaudited)

(b)	Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes.  Therefore, no federal income tax provision has been provided.

As of and during the period ended February 29, 2012, the Fund did not have a liability for any unrecognized tax benefits.  The Fund recognizes interest and penalties, if any, related to uncertain tax benefits as income tax expense in the Statement of Operations.  During the period ended February 29, 2012, the Fund did not incur any interest or penalties.  The Fund is subject to examination by U.S. taxing authorities for the tax period since the commencement of operations.

(c)	Distributions to Shareholders

The Fund will distribute any net investment income and any net realized long- or short-term capital gains at least annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.  Distributions to shareholders are recorded on the ex-dividend date.  The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

(d)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

(e)	Share Valuation

The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent.  The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.  The Fund charges a 2.00% redemption fee on shares redeemed within ninety days.  These fees are deducted from the redemption proceeds otherwise payable to the shareholder.  The Fund will retain the fee charged as an increase in paid-in capital and such fees become part of the Fund’s daily NAV calculation.  The Fund collected redemption fees during the period which totaled less than one dollar.

(f)	Expenses

Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

MORGAN DEMPSEY SMALL/MICRO CAP VALUE FUND
Notes to Financial Statements (Continued)
February 29, 2012 (Unaudited)

(g)	Other

Investment transactions are recorded on the trade date.  The Fund determines the gain or loss from investment transactions on the identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds.  Dividend income, less foreign withholding tax, is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(3)	Federal Tax Matters

The Fund did not make any distributions during the period ended August 31, 2011.

As of August 31, 2011, the components of accumulated earnings on a tax basis were as follows:

Cost basis of investments for federal income tax purposes	$1,619,811
Gross tax unrealized appreciation	62,568
Gross tax unrealized depreciation	(132,693)
Net tax unrealized depreciation	$(70,125)
Undistributed ordinary income	8,223
Undistributed long-term capital gain	—
Total distributable earnings	$8,223
Other accumulated losses	—
Total accumulated losses	$(61,902)

The tax basis of investments for tax and financial reporting purposes differs principally due to the deferral of losses on wash sales.

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the period ended August 31, 2011, the following reclassifications were made for permanent tax differences on the Statement of Assets and Liabilities:

Undistributed Net Investment Income/(Loss)	$2,866
Accumulated Net Realized Gain/(Loss)	$(2,866)

(4)	Investment Adviser

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Fund.  Under the terms of the Agreement, the Fund compensates the Adviser for its management services at the annual rate of 1.10% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive its management fee and/or reimburse the Fund’s other expenses at least through December 31, 2013, at the discretion of the Adviser and the Board of Trustees, to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of front-end or contingent deferred sales loads, taxes, leverage, interest, brokerage commissions, expenses incurred in

MORGAN DEMPSEY SMALL/MICRO CAP VALUE FUND
Notes to Financial Statements (Continued)
February 29, 2012 (Unaudited)

connection with any merger or reorganization, dividends or interest on short positions, acquired fund fees and expenses and extraordinary items) do not exceed 2.00% prior to January 1, 2012 and 1.30% on and after January 1, 2012 (the “Expense Limitation Cap”) of the Fund’s average daily net assets.  For the six months ended February 29, 2012, expenses of $66,316 were waived or reimbursed by the Adviser.  Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Expense Limitation Cap; provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring by:

August 31, 2014	$103,740
February 28, 2015	$66,316

(5)	Related Party Transactions

A Trustee of the Trust is affiliated with U.S. Bancorp Fund Services, LLC (“USBFS”) and U.S. Bank, N.A., which provide accounting, administration, transfer agency and custodian services to the Fund.  This same Trustee is also an interested person of Quasar Distributors, LLC, the Fund’s principal underwriter.  The Chief Compliance Officer is also an employee of USBFS.  For the six months ended February 29, 2012, the Fund was allocated $3,596 of the Trust’s Chief Compliance Officer fees and expenses.

(6)	Capital Share Transactions

Transactions in shares of the Fund were as follows:

	Six Months Ended	Period Ended
	February 29, 2012	August 31, 2011(1)
Shares sold	103,935	159,601
Shares redeemed	(27,598)	(1,392)
Shares reinvested	174	—
Net increase	76,511	158,209

(1)	The Fund commenced operations on December 31, 2010.

(7)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the six months ended February 29, 2012, were $949,617 and $243,660, respectively.  There were no purchases or sales of U.S. government securities for the Fund.

MORGAN DEMPSEY SMALL/MICRO CAP VALUE FUND
Notes to Financial Statements (Continued)
February 29, 2012 (Unaudited)

(8)	Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act.  At February 29, 2012, NFS, LLC, for the benefit of its customers, held 74.54% of the Fund’s outstanding shares.

MORGAN DEMPSEY SMALL/MICRO CAP VALUE FUND
Notice of Privacy Policy & Practices

We collect non-public personal information about you from the following sources:

•information we receive about you on applications or other forms;

•information you give us orally; and

•information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

MORGAN DEMPSEY SMALL/MICRO CAP VALUE FUND
Additional Information
(Unaudited)

Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 877-642-7227.

Independent Trustees
Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Dr. Michael D. Akers	Trustee	Indefinite	Professor and	27	Independent
615 E. Michigan St.		Term; Since	Chair, Department		Trustee, USA
Milwaukee, WI 53202		August 22,	of Accounting,		MUTUALS
Age: 56		2001	Marquette University		(an open-end
		(2004–present).			investment
company with
two portfolios).

Gary A. Drska	Trustee	Indefinite	Pilot, Frontier/	27	Independent
615 E. Michigan St.		Term; Since	Midwest Airlines, Inc.		Trustee, USA
Milwaukee, WI 53202		August 22,	(airline company)		MUTUALS
Age: 55		2001	(1986–present).		(an open-end
investment
company with
two portfolios).

MORGAN DEMPSEY SMALL/MICRO CAP VALUE FUND
Additional Information (Continued)
(Unaudited)

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Jonas B. Siegel	Trustee	Indefinite	Retired; Managing	27	Independent
615 E. Michigan St.		Term; Since	Director, Chief		Trustee, Gottex
Milwaukee, WI 53202		October 23,	Administrative		Multi-Asset
Age: 68		2009	Officer (“CAO”) and		Endowment
			Chief Compliance		Fund complex
			Officer (“CCO”),		(three closed-
			Granite Capital		end investment
			International Group,		companies);
			L.P. (an investment		Independent
			management firm)		Trustee, Gottex
			(1994–2011); Vice		Multi-
			President, Secretary,		Alternatives
			Treasurer and CCO		Fund complex
			of Granum Series		(three closed-
			Trust (an open-end		end investment
			investment company)		companies);
			(1997–2007);		Independent
			President, CAO		Manager,
			and CCO, Granum		Ramius IDF
			Securities, LLC		Fund complex
			(a broker-dealer)		(two closed-
			(1997–2007).		end investment
companies).

Interested Trustee and Officers

Joseph C. Neuberger(1)	Chairperson,	Indefinite	Executive Vice	27	Trustee, Buffalo
615 E. Michigan St.	President	Term; Since	President, U.S.		Funds (an open-
Milwaukee, WI 53202	and	August 22,	Bancorp Fund		end investment
Age: 49	Trustee	2001	Services, LLC		company with
			(1994–present).		ten portfolios);
Trustee, USA
MUTUALS (an
open-end
investment
company with
two portfolios).

John Buckel	Vice	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	President,	Term; Since	Administrator,
Milwaukee, WI 53202	Treasurer	January 10,	U.S. Bancorp Fund
Age: 54	and	2008 (Vice	Services, LLC
	Principal	President);	(2004–present).
	Accounting	Since Sept.
	Officer	10, 2008
(Treasurer)

MORGAN DEMPSEY SMALL/MICRO CAP VALUE FUND
Additional Information (Continued)
(Unaudited)

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Robert M. Slotky	Chief	Indefinite	Senior Vice	N/A	N/A
615 E. Michigan St.	Compliance	Term; Since	President,
Milwaukee, WI 53202	Officer and	January 26,	U.S. Bancorp Fund
Age: 64	Anti-Money	2011	Services, LLC
	Laundering		(2001–present).
Officer

Rachel A. Spearo	Secretary	Indefinite	Vice President and
615 E. Michigan St.		Term; Since	Legal Compliance
Milwaukee, WI 53202		November 15,	Officer, U.S.	N/A	N/A
Age: 32		2005	Bancorp Fund
Services, LLC
(2004–present).

Jennifer A. Lima	Assistant	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Administrator;
Milwaukee, WI 53202		January 10,	U.S. Bancorp Fund
Age: 38		2008	Services, LLC
(2002–present).

Jesse J. Schmitting	Assistant	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Administrator;
Milwaukee, WI 53202		July 21,	U.S. Bancorp Fund
Age: 29		2011	Services, LLC
(2008–present).

(1)
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Fund’s principal underwriter.

A NOTE ON FORWARD LOOKING STATEMENTS (Unaudited)

Except for historical information contained in this report for the Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995. These include any adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the adviser’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the adviser or portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

ADDITIONAL INFORMATION (Unaudited)

The Fund has adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Fund’s proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 1-877-642-7227. A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Fund’s proxy voting record for the period ended June 30, 2011 is available without charge, upon request, by calling, toll free, 1-877-642-7227, or by accessing the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Fund files the schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Fund’s Forms N-CSR and N-Q on the SEC’s website at www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

MORGAN DEMPSEY SMALL/MICRO CAP VALUE FUND

Investment Adviser	Morgan Dempsey Capital Management, LLC
309 North Water Street
Suite 510
Milwaukee, Wisconsin 53202

Legal Counsel	Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Independent Registered Public	Cohen Fund Audit Services, Ltd.
Accounting Firm	800 Westpoint Parkway
Suite 1100
Westlake, Ohio 44145

Transfer Agent, Fund Accountant and	U.S. Bancorp Fund Services, LLC
Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A.
Custody Operations
1555 N. River Center Drive
Milwaukee, Wisconsin 53212

Distributor	Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

 Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the registrant’s Form N-CSR filed on November 7, 2011.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)*/s/ Joseph Neuberger
Joseph Neuberger, President

Date May 7, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ Joseph Neuberger
Joseph Neuberger, President

Date May 7, 2012

By (Signature and Title)* /s/ John Buckel
 John Buckel, Treasurer

Date May 7, 2012

* Print the name and title of each signing officer under his or her signature.